Supplement to the
Fidelity® Advisor
Balanced Fund
Class A, Class T,
Class B, and Class C
January 29, 2002
Prospectus

The following information replaces the biographical information for John Avery under the heading "Fund Management" in the "Fund Services" section on page 24.

Louis Salemy is vice president and lead manager of Advisor Balanced, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

AIG-02-01 February 13, 2002
1.744347.105

Supplement to the
Fidelity® Advisor
Balanced Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces the biographical information for John Avery under the heading "Fund Management" in the "Fund Services" section on page 21.

Louis Salemy is vice president and lead manager of Advisor Balanced, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

AIGI-02-01 February 13, 2002
1.744350.105

Supplement to the
Fidelity® Advisor Growth & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 23.

Louis Salemy is vice president and manager of Advisor Growth & Income which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

AGAI-02-01 February 13, 2002
1.737468.105

Supplement to the
Fidelity® Advisor Growth & Income Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section on page 20.

Louis Salemy is vice president and manager of Advisor Growth & Income which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

AGAII-02-01 February 13, 2002
1.741968.104